Microsoft Word 11.0.6502;UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-09709

                      HIGHLAND FLOATING RATE ADVANTAGE FUND
           -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           13455 Noel Road, Suite 1300
                               DALLAS, TEXAS 75240
           -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                        Highland Capital Management, L.P.
                           13455 Noel Road, Suite 1300
                               DALLAS, TEXAS 75240
           -------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 532-2834
                                                         --------------------
                       Date of fiscal year end: AUGUST 31
                                               -------------------------
                     Date of reporting period: MAY 31, 2005
                                             -------------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


INVESTMENT PORTFOLIO (UNAUDITED)

MAY 31, 2005                               HIGHLAND FLOATING RATE ADVANTAGE FUND

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

VARIABLE RATE SENIOR LOAN NOTES (a) - 130.5%

AEROSPACE/DEFENSE - 1.2%
                Decrane Aircraft Holdings, Inc.
    2,178,433     Term Loan B, 8.62%, 06/30/08                        2,189,325
    1,118,362     Term Loan D, 9.12%, 06/30/08                        1,121,158
                GenCorp, Inc.
                  Credit Linked Certificate of Deposit,
    3,482,500     6.16%, 12/06/10                                     3,501,375
                Vought Aircraft Industries, Inc.
    2,992,941     Term Loan, 5.61%, 12/22/11                          3,035,980
                                                                  -------------
                                                                      9,847,838
                                                                  -------------

AIR TRANSPORT - 1.1%
                Continental Airlines, Inc.
    3,000,000     Term Loan, 05/01/11 (b) (c)                         2,985,000
                Northwest Airlines, Inc.
                  Tranche C Term Loan,
    2,000,000     9.47%, 11/23/10                                     1,890,000
                United Airlines, Inc.
    4,456,969     Tranche B, 7.50%, 06/30/05                          4,479,254
                                                                  -------------
                                                                      9,354,254
                                                                  -------------
AUTOMOTIVE - 5.1%
                Exide Technologies
                  European Borrower Dollar
    1,037,871     Term Loan, 6.81%, 05/05/10                          1,043,061
                  US Borrower Term Loan,
    1,037,871     6.81%, 05/05/10                                     1,017,975
                Federal-Mogul Corp.
      392,157     Letter of Credit, 12/09/05 (b)                        393,137
                  Supplemental Revolver,
      117,897     3.00%, 02/05/06 (d)                                   115,834
                  Supplemental Revolver,
    1,457,560     6.85%, 12/09/05                                     1,432,052
    3,607,843     Term Loan, 12/09/11 (b)                             3,188,431
                  Tranche B Term Loan,
    5,000,000     5.61%, 06/30/05                                     4,418,750
                  Tranche C Term Loan,
      573,404     6.85%, 12/09/05                                       574,838
                Goodyear Tire & Rubber Co.
                  Second Lien Term Loan,
    5,500,000     5.89%, 04/30/10                                     5,482,125
                  Third Lien Term Loan,
    3,500,000     6.64%, 03/01/11                                     3,403,750
                Hayes Lemmerz International, Inc.
    4,665,857     Term Loan, 6.53%, 06/03/09                          4,671,689
    1,000,000     Term Loan C, 8.94%, 06/03/10                          985,000
                Key Plastics Holdings, Inc.
    4,681,781     Term Loan B, 6.17%, 06/29/10                        4,675,929
    3,705,000     Term Loan C, 8.91%, 06/25/11                        3,626,269
                Keystone Automotive Industries, Inc.
    1,713,005     Term Loan, 4.85%, 10/30/09                          1,724,413
                Plastech, Inc.
    1,345,822     Term Loan B, 7.85%, 03/31/10                        1,294,236
                RJ Tower Corp.
                  Tranche B DIP Term Loan,
    2,000,000     6.19%, 02/02/07                                     2,005,000

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

AUTOMOTIVE (CONTINUED)
                Tenneco Automotive, Inc.
                  Tranche B Term Loan,
    1,779,338     5.54%, 12/12/10                                     1,798,252
                  Tranche B-1 Credit Linked Deposit,
      781,632     5.33%, 12/12/10                                       791,402
                United Components, Inc.
      773,333     Tranche C, 5.75%, 06/30/10                            785,181
                                                                  -------------
                                                                     43,427,324
                                                                  -------------

BEVERAGE & TOBACCO - 4.0%
                Camelbak Products, Inc.
                  Second Lien Term Loan,
    2,000,000     02/04/12 (b)                                        2,011,260
                Caribbean Restaurant LLC
    2,800,000     Tranche B, 5.84%, 06/30/09                          2,841,132
                Commonwealth Brands, Inc.
    1,504,079     Term Loan, 6.44%, 08/28/07                          1,521,000
                Constellation Brands, Inc.
                  Tranche B Term Loan,
    2,077,083     4.99%, 11/30/11                                     2,086,991
                Dr. Pepper Bottling Company of Texas
    4,006,953     Term Loan B, 5.32%, 12/19/10                        4,059,524
                DS Waters Enterprises LP
    6,850,895     Term Loan, 11/07/09 (b)                             6,432,716
    5,130,832     Term Loan, 7.49%, 11/07/09                          4,817,646
                Intabex Netherlands BV
    2,000,000     Term Loan B, 6.73%, 05/13/10                        2,027,500
                Keystone Foods Holdings LLC
    3,181,842     Term Loan B, 5.32%, 12/31/10                        3,205,705
                Sunny Delight Beverage Co.
                  First Lien Term Loan,
    1,935,294     7.47%, 08/20/10                                     1,928,037
                  Second Lien Term Loan,
    3,000,000     10.59%, 08/20/10                                    2,977,500
                                                                  -------------
                                                                     33,909,011
                                                                  -------------

BROADCAST RADIO & TELEVISION - 1.3%
                Spanish Broadcasting Systems, Inc.
    4,320,313   Term Loan B, 6.36%, 10/30/09                          4,385,117
                Warner Music Group
    4,935,473     Term Loan B, 5.37%, 02/28/11                        4,947,318
                Young Broadcasting, Inc.
    2,000,000     Term Loan, 5.64%, 11/03/12                          2,011,860
                                                                  -------------
                                                                     11,344,295
                                                                  -------------

BUILDING & DEVELOPMENT PRODUCTS - 3.9%
                Atrium Cos., Inc.
    3,990,000     Term Loan, 5.64%, 12/28/11                          3,990,000
                CB Richard Ellis Services, Inc.
    2,746,608     Term Loan, 4.89%, 03/31/10                          2,774,075
                Custom Building Products
                  First Lien Term Loan,
    2,000,000     5.37%, 10/20/11                                     2,008,760
                  Second Lien Term Loan,
    1,500,000     8.19%, 04/20/12                                     1,493,430

MAY 31, 2005                               HIGHLAND FLOATING RATE ADVANTAGE FUND

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)

BUILDING & DEVELOPMENT PRODUCTS (CONTINUED)
                Lake at Las Vegas Joint Venture
                  First Lien Term Loan,
    1,962,673     6.07%, 11/01/09                                     1,971,878
                LNR Property Corp.
                  Tranche A Term Loan,
    1,866,467     6.21%, 02/03/08                                     1,874,642
                  Tranche B Term Loan,
   13,229,595     6.21%, 02/03/08                                    13,308,179
                NATG Holdings LLC
                  Credit Linked Certificate of Deposit,
      131,418     3.30%, 01/23/09                                       114,333
      124,335     Term Loan A, 7.85%, 01/23/09                           37,301
       90,260     Term Loan B1, 8.06%, 01/23/10                          26,627
        9,144     Term Loan B2, 8.06%, 01/23/10                           8,595
                Nortek Holdings, Inc.
      992,500     Term Loan, 5.34%, 08/27/11                          1,003,973
                Palmdale Hills Property LLC
                  First Lien Term Loan,
    2,000,000     6.09%, 05/19/10                                     2,005,000
                Ply Gem Industries, Inc.
                  Canadian Term Loan,
      255,297     5.28%, 02/12/11                                       256,893
                  US Dollar Term Loan,
    1,737,371     5.28%, 02/12/11                                     1,748,229
                St. Mary's Cement, Inc.
      987,500     Term Loan B, 5.09%, 12/04/09                          998,195
                                                                  -------------
                                                                     33,620,110
                                                                  -------------

BUSINESS EQUIPMENT & SERVICES - 6.1%
                ACI Billing Services, Inc.
                  First Lien Term Loan,
    1,000,000     10.84%, 04/18/10                                      995,000
                  Second Lien Term Loan,
    1,000,000     8.84%, 04/18/11                                       995,000
                Acterna Corp.
      974,028     Term Loan, 09/30/07 (b)                               980,115
                Acterna LLC
                  Pre-petition Term Loan,
    2,500,000     09/30/07 (b)                                        2,350,000
      354,890     Term Loan, 03/31/06 (b)                               354,889
                American Achievement Corp.
    3,141,430     Term Loan B, 5.73%, 03/25/11                        3,168,917
                Audio Visual Services Corp.
    4,000,000     Term Loan, 5.96%, 05/18/11                          4,005,000
                Brickman Group Holdings, Inc.
    4,555,556     Term Loan, 8.73%, 11/15/09                          4,544,167
                Carey International, Inc.
                  Second Lien Term Loan,
    2,500,000     13.50%, 05/10/12                                    2,503,125
                CCC Information Services
                  Group, Inc.
    4,383,690     Term Loan B, 5.84%, 08/20/10                        4,438,486
                ClientLogic Corp.
                  Second Lien Term Loan,
    2,000,000     12.05%, 09/03/12                                    2,010,000

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

BUSINESS EQUIPMENT & SERVICES (CONTINUED)
                Data Transmissions Network Corp.
                  Tranche B Term Loan,
    1,000,000     6.19%, 03/17/12                                     1,000,620
                Fidelity National Information
                  Services, Inc.
    7,250,000     Term Loan B, 4.84%, 03/09/13                        7,207,443
                Global Imaging Systems, Inc.
                  First Additional Term Loan,
      917,938     4.61%, 05/10/10                                       920,811
                Hillman Group, Inc.
    5,692,500     Term Loan B, 6.69%, 03/30/11                        5,738,723
                Knoll, Inc.
                  Initial Term Loan,
    6,441,176     6.09%, 09/30/11                                     6,553,897
                Outsourcing Solutions Inc.
    1,726,615     Term Loan, 8.09%, 12/03/08                          1,737,406
                Survey Sampling International LLC
                  Second Lien Term Loan,
    2,000,000     12.25%, 05/06/12                                    2,025,000
                WestCom Corp.
                  Term Loan C2,
    1,000,000     10.09%, 06/17/11                                    1,013,750
                                                                  -------------
                                                                     52,542,349
                                                                  -------------

CABLE & SATELLITE TELEVISION - 12.0%
                Adelphia Communications Corp.
                  Tranche B DIP Term Loan,
    4,991,627     5.38%, 03/31/06                                     5,016,585
                Atlantic Broadband Finance LLC
    4,000,000     Term Loan B, 5.70%, 09/01/11                        4,043,360
                Bragg Communications, Inc.
    6,947,500     Term Loan B, 5.82%, 08/31/11                        7,012,668
                Bresnan Communications LLC
    3,500,000     Term Loan B, 6.56%, 09/30/10                        3,540,250
                Cebridge Connections, Inc.
                  Second Lien Term Loan,
    6,435,000     9.23%, 02/23/10                                     6,342,529
                Century Cable Holdings LLC
                  Discretionary Term Loan,
    1,000,000     8.00%, 12/31/09                                       988,750
    5,000,000     Revolver, 03/31/09 (b)                              4,890,600
   13,833,333     Term Loan, 8.00%, 06/30/09                         13,675,357
                Charter Communications Operating LLC
                  Tranche A Term Loan,
    5,000,000     6.19%, 04/27/10                                     4,930,450
                  Tranche B Term Loan,
    9,925,000     6.44%, 04/07/11                                     9,862,473
                DirecTV Holdings LLC
                  Tranche B Term Loan,
    3,000,000     4.59%, 04/13/13                                     3,009,060

MAY 31, 2005                               HIGHLAND FLOATING RATE ADVANTAGE FUND

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)

CABLE & SATELLITE TELEVISION (CONTINUED)
                Mediacom Broadband Group LLC
    3,473,750     Term Loan B, 5.09%, 09/30/10                        3,491,119
                Mediacom Communications Corp.
    1,995,000     Term Loan B, 5.26%, 03/31/13                        2,016,406
                Millennium Digital Media
    1,994,173     Term Loan C, 8.45%, 10/31/08                        2,009,129
                Olympus Cable Holdings LLC
    6,000,000     Term Loan A, 7.25%, 06/30/10                        5,895,000
    7,000,000     Term Loan B, 8.00%, 09/30/10                        6,887,300
                Rainbow National Services LLC
    2,000,000     Term Loan B, 5.88%, 03/31/12                        2,020,220
                Susquehanna Media Co.
    2,000,000     Term Loan B, 5.22%, 03/31/12                        2,022,500
                UPC Broadband Holding BV
    6,965,000     Term Loan C2, 6.60%, 03/31/09                       7,025,317
    1,500,000     Term Loan H2, 5.75%, 09/30/12                       1,497,180
                WideOpenWest LLC
    6,433,637     Term Loan B, 6.09%, 06/22/11                        6,501,962
                                                                  -------------
                                                                    102,678,215
                                                                  -------------

CHEMICALS/PLASTICS - 5.0%
                Brenntag AG
    3,500,000     Term Loan B2, 5.88%, 02/27/12                       3,556,875
                Celenese
                  Delayed Draw Term Loan C,
      958,035     0.75%, 04/06/11 (d)                                   968,210
                  Dollar Term Loan B,
    5,537,451     5.63%, 04/06/11                                     5,628,597
                Coffeyville, Inc.
    4,974,874     Term Loan, 8.11%, 05/10/10                          5,049,497
                Huntsman Co. LLC
    7,000,000     Term Loan B, 6.12%, 03/31/10                        7,099,120
                INVISTA Canada Co.
                  Tranche B-2 Term Loan,
      583,882     5.38%, 04/29/11                                       589,359
                INVISTA S.A.R.L.
                  Tranche B-1 Term Loan,
    1,345,765     5.38%, 04/29/11                                     1,358,388
                Kraton Polymers Group of Cos.
    3,964,179     Term Loan, 5.78%, 12/23/10                          4,016,229
                Nalco Co.
    2,945,674     Term Loan A, 5.76%, 11/04/09                        2,969,239
    2,061,824     Term Loan B, 5.03%, 11/04/10                        2,087,267
                Polypore, Inc.
    1,870,000     Term Loan, 5.35%, 11/12/11                          1,891,038
                Rockwood Specialties Group, Inc.
                  Tranche B Term Loan,
    4,500,000     5.43%, 07/30/12                                     4,542,660

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

CHEMICALS/PLASTICS (CONTINUED)
                Waddington North America, Inc.
    3,640,000     Term Loan B, 5.58%, 04/07/11                        3,513,765
                                                                  -------------
                                                                     43,270,244
                                                                  -------------

CLOTHING/TEXTILES - 1.1%
                Levi Strauss & Co.
                  Tranche A Term Loan,
    2,984,848     10.10%, 09/29/09                                    3,132,240
                Polymer Group, Inc.
                  First Lien Term Loan,
    6,550,833     6.34%, 04/27/10                                     6,624,596
                                                                  -------------
                                                                      9,756,836
                                                                  -------------

CONGLOMERATE - 1.1%
                Appleton Papers, Inc.
    3,473,750     Term Loan, 5.73%, 06/11/10                          3,504,145
                Jason, Inc.
    1,249,897     Term Loan B, 7.57%, 06/30/07                        1,231,149
                Mueller Group, Inc.
                  New Term Loan,
    1,887,489     5.89%, 04/23/11                                     1,909,912
                Youth & Family Centered
                  Services, Inc.
    2,788,620     Term Loan B, 6.80%, 05/28/11                        2,781,648
                                                                  -------------
                                                                      9,426,854
                                                                  -------------

CONTAINER/GLASS PRODUCTS - 3.8%
                Consolidated Container Co. LLC
    3,473,750     Term Loan, 6.69%, 12/15/08                          3,517,172
                Graham Packaging International, Inc.
                  Second Lien Term Loan,
    1,490,000     5.64%, 04/07/12                                     1,510,309
    7,481,250     Term Loan B, 5.64%, 10/07/11                        7,565,414
                Graphic Packaging International, Inc.
    3,650,194   Term Loan C, 5.51%, 08/09/10                          3,696,478
                Kranson Industries, Inc.
    1,985,000     Term Loan, 5.85%, 07/30/11                          2,009,813
                Reddy Ice Group, Inc.
                  Supplemental Term Loan,
      738,750     5.60%, 08/14/09                                       744,527
                Smurfit-Stone Container Corp.
                  Credit Linked Certificate of Deposit,
      392,522     2.77%, 11/01/10                                       398,900
    3,127,927     Tranche B, 4.85%, 11/01/11                          3,174,470
      962,439     Tranche C, 5.00%, 11/01/11                            976,876
                Solo Cup, Inc.
    6,912,500     Term Loan, 5.21%, 02/27/11                          6,965,104
                U.S. Can Corp.
    1,980,000     Term Loan B, 6.94%, 01/10/10                        1,994,850
                                                                  -------------
                                                                     32,553,913
                                                                  -------------

MAY 31, 2005                               HIGHLAND FLOATING RATE ADVANTAGE FUND

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)

COSMETICS/TOILETRIES - 1.1%
                Marietta Intermediate Holdings
                  First Lien Term Loan B,
    2,244,375     6.35%, 12/17/10                                     2,265,427
                MD Beauty, Inc.
                  Second Lien Term Loan,
    2,000,000     9.90%, 02/18/13                                     2,015,000
                Revlon Consumer Products Corp.
    1,000,000     Term Loan, 07/09/10 (b)                             1,032,820
    3,625,000     Term Loan, 9.20%, 07/09/10                          3,743,973
                                                                  -------------
                                                                      9,057,220
                                                                  -------------

DIVERSIFIED MANUFACTURING - 0.3%
                GenTek, Inc.
                  Second Lien Term Loan,
    1,000,000     8.89%, 02/28/12                                       913,330
                Propex Fabrics, Inc.
    1,987,500     Term Loan, 5.52%, 12/31/11                          1,992,469
                                                                  -------------
                                                                      2,905,799
                                                                  -------------

ECOLOGICAL SERVICE & EQUIPMENT - 1.7%
                Allied Waste North America, Inc.
    3,540,455     Term Loan, 5.23%, 01/15/12                          3,541,942
                  Tranche A Credit Linked Deposit,
    1,351,351     2.86%, 01/15/12                                     1,350,513
                Envirocare of Utah LLC
    1,954,545     Term Loan, 7.25%, 04/13/10                          1,955,777
                Environmental Systems Products Holdings
                Second Lien,
    4,500,000     13.21%, 12/12/10                                    4,651,875
                Safety-Kleen Systems, Inc.
                  LC Term Loan,
    1,100,000     3.09%, 09/15/08                                     1,133,000
    1,650,000     Term Loan, 10.22%, 09/15/08                         1,633,500
                                                                  -------------
                                                                     14,266,607
                                                                  -------------

ELECTRONIC/ELECTRIC - 4.0%
                Amkor Technology, Inc.
                  Second Lien Term Loan,
    3,500,000     7.79%, 10/27/10                                     3,526,250
                Comsys Information Technology
                  Services, Inc.
                  Second Lien Term Loan,
    3,000,000     11.54%, 04/30/10                                    3,007,500
                Corel Corp.
                  First Lien Term Loan, 02/22/10
    1,000,000     (b)                                                 1,000,000
                  Second Lien Term Loan,
    2,000,000     11.09%, 08/15/10                                    2,025,000
                Datatel, Inc.
                  Second Lien Term Loan,
    1,000,000     8.39%, 10/05/11                                     1,010,000
                Infor Global Solutions S.A.R.L.
                  First Lien Term Loan,
      450,000     8.25%, 04/18/11                                       452,250
                  Second Lien Term Loan,
    1,500,000     12.25%, 04/18/12                                    1,462,500

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

ELECTRONIC/ELECTRIC (CONTINUED)
                Magellan Holdings, Inc.
                  First Lien Term Loan,
      550,000     8.25%, 04/18/11 (c)                                   550,000
                  Second Lien Term Loan,
    2,500,000     12.25%, 04/18/12 (c)                                2,500,000
                ON Semiconductor Corp.
                  Tranche G Term Loan,
    8,478,750     6.13%, 12/15/11                                     8,542,341
                Transfirst Holdings, Inc.
                  Second Lien Term Loan,
    2,250,000     10.63%, 03/31/11                                    2,295,000
                UGS Corp.
    2,985,000     Term Loan B, 5.10%, 05/27/11                        3,048,431
                Viasystems, Inc.
                  Tranche B Term Loan,
    4,987,500     7.64%, 09/30/09                                     5,040,467
                                                                  -------------
                                                                     34,459,739
                                                                  -------------

EQUIPMENT LEASING - 1.8%
                Neff Rental, Inc.
                  Initial Term Loan, 7.75%,
    4,500,000     05/01/08                                            4,455,000
                NES Rentals Holdings, Inc.
                  First Lien Term Loan,
    1,199,126     5.53%, 08/17/09                                     1,205,121
      624,208     Revolver, 0.38%, 08/17/09 (d)                         623,215
                  Second Lien Term Loan,
    2,988,750     8.97%, 08/17/10                                     3,052,261
                United Rentals, Inc.
                  Delayed Draw Term Loan B,
    3,135,000     5.35%, 02/14/11                                     3,179,580
                  Term Loan C2,
    2,723,333     2.25%, 02/14/11                                     2,765,872
                                                                  -------------
                                                                     15,281,049
                                                                  -------------

FINANCIAL INTERMEDIARIES - 0.8%
                Marina District Finance Co., Inc.
    3,990,000     Term Loan, 4.99%, 10/20/11                          4,021,162
                Stile Acquisition Corp.
                  Canadian Term Loan,
    1,498,723     5.21%, 04/06/13                                     1,495,786
                  U S Dollar Term Loan,
    1,501,277     5.21%, 04/06/13                                     1,498,334
                                                                  -------------
                                                                      7,015,282
                                                                  -------------

FOOD PRODUCTS - 2.9%
                Doane Pet Care Co.
    1,990,000     Term Loan, 7.41%, 11/05/09                          2,029,800
                Interstate Bakeries Corp.
    7,500,000     Revolver, 0.50%, 09/22/06 (d)                       7,382,850
                Interstate Brands Corp.
      935,696     Term Loan B, 7.29%, 07/19/07                          914,138
    2,895,340     Term Loan C, 7.26%, 07/19/07                        2,824,752
      625,000     Tranche A, 7.22%, 07/19/06                            612,894

MAY 31, 2005                               HIGHLAND FLOATING RATE ADVANTAGE FUND

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)

FOOD PRODUCTS (CONTINUED)
                Krispy Kreme Doughnuts, Inc.
                  Second Lien Tranche A
                  Credit Link Deposit,
      400,000     3.09%, 04/01/10                                       404,000
                  Second Lien Tranche B Term Loan,
    1,600,000     8.75%, 04/01/10                                     1,616,000
                Luigino's, Inc.
    3,992,143     Term Loan B, 6.00%, 04/02/11                        4,017,134
                Meow Mix Co. (The)
                  First Lien Term Loan,
    2,953,518     10/10/09 (b)                                        2,960,282
                Merisant Co.
    1,256,171     Term Loan B, 6.44%, 01/11/10                        1,252,767
                Pinnacle Foods Holding Corp.
                  Delayed Draw Term Loan,
    1,138,076     6.35%, 11/25/10                                     1,148,182
                                                                  -------------
                                                                     25,162,799
                                                                  -------------

FOOD SERVICES - 1.2%
                AFC Enterprises, Inc.
                  Tranche B Term Loan,
    1,000,000     5.38%, 05/09/11                                     1,003,750
                Buffets, Inc.
                  Synthetic Letters of Credit,
      500,000     6.59%, 06/28/09                                       505,000
    4,062,057     Term Loan, 6.27%, 06/28/09                          4,092,522
                Captain D's Inc., LLC
                  First Lien Term Loan,
    2,947,500     6.86%, 12/27/10                                     2,984,344
                  Second Lien Term Loan,
    2,000,000     9.11%, 06/27/11                                     2,000,000
                                                                  -------------
                                                                     10,585,616
                                                                  -------------

FOOD/DRUG RETAIL - 2.0%
                Jean Coutu Group, Inc.
    4,962,500     Term Loan B, 5.30%, 07/30/11                        5,015,202
                Michael Foods, Inc.
                  Floater Term Loan,
    3,000,000     6.59%, 11/20/11                                     3,076,860
    4,563,758     Term Loan, 5.11%, 11/21/10                          4,625,368
                Reliant Pharmaceuticals, Inc.
                  First Lien Term Loan,
    2,500,000     12.64%, 06/30/08 (c)                                2,500,000
                Vitaquest International, Inc.
                  First Lien Term Loan,
    2,000,000     6.30%, 03/07/11                                     2,000,000
                                                                  -------------
                                                                     17,217,430
                                                                  -------------

FOREST PRODUCTS - 0.4%
                NewPage Corp.
    3,000,000     Term Loan, 6.38%, 05/02/11                          3,015,000
                                                                  -------------

HEALTH CARE - 9.5%
                Alliance Imaging, Inc.
                  Tranche C Term Loan,
    6,286,361     5.45%, 12/29/11                                     6,329,611

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

HEALTH CARE (CONTINUED)
                Alpharma Operating Corp.
    4,000,123     Term Loan B, 6.34%, 10/05/08                        4,012,604
                American HomePatient, Inc.
    1,449,059     Term Loan, 08/01/09 (b)                             1,434,568
                American Medical Response, Inc.
    2,992,500     Term Loan, 5.65%, 02/10/12                          3,029,906
                Ameripath, Inc.
    3,032,358     Term Loan, 6.35%, 03/27/10                          3,058,891
                Ardent Health Services
    1,990,000     Term Loan, 5.35%, 08/12/11                          1,992,487
                Carl Zeiss Vision
    1,000,000     Term Loan B, 05/01/13 (b)                           1,011,880
    2,000,000     Term Loan C, 05/01/14 (b)                           2,015,000
    3,000,000     Term Loan D, 11/01/14 (b)                           3,041,250
                CRC Health Corp.
    2,000,000     Term Loan, 7.75%, 05/11/11                          2,007,500
                Encore Medical IHC, Inc.
    1,246,875     Term Loan, 6.31%, 10/04/10                          1,260,117
                FHC Health Systems, Inc.
                  Third Lien Term Loan,
    6,500,000     12.16%, 01/14/11                                    6,532,500
                Hanger Orthopedic Group, Inc.
    1,979,899     Term Loan B, 6.59%, 09/30/09                        1,999,698
                HealthSouth Corp.
    6,300,000     Term Loan, 5.59%, 06/14/07                          6,307,875
                  Tranche B Term Loan,
    1,700,000     2.99%, 03/08/10                                     1,710,625
                InSight Health Services Corp.
    7,383,194     Tranche B, 6.84%, 10/17/08                          7,392,423
                Knowledge Learning Corp.
    7,674,074     Term Loan, 5.61%, 01/07/12                          7,734,085
                Leiner Health Products Group, Inc.
    1,982,513     Term Loan B, 6.38%, 05/27/11                        2,009,772
                LifePoint Hospitals, Inc.
    1,980,000     Term Loan B, 4.72%, 04/15/12                        1,984,019
                MedAssets, Inc.
                  Second Lien Term Loan,
      500,000     13.08%, 06/16/08                                      503,750
                  Senior Term Loan,
      692,254     7.81%, 03/16/09                                       695,715
                PerkinElmer, Inc.
      652,015     Term Loan B, 6.06%, 12/26/08                          659,070
                Rural/Metro Operating Co. LLC
      720,588     LC Term Loan, 5.44%, 03/04/11                         725,092
    2,635,294     Term Loan, 5.43%, 03/04/11                          2,651,765
                Select Medical Corp.
      700,000     Revolver, 0.50%, 02/24/11 (d)                         689,500
    1,300,000     Revolver, 5.81%, 02/24/11                           1,280,500
                  Tranche B Term Loan,
    6,000,000     5.04%, 02/24/12                                     5,996,280
                Skilled Healthcare LLC
                  First Lien Term Loan,
    2,984,294     5.91%, 07/31/10                                     3,002,945
                                                                  -------------
                                                                     81,069,428
                                                                  -------------

MAY 31, 2005                               HIGHLAND FLOATING RATE ADVANTAGE FUND

       PAR/
  COMMITMENT ($)                                                    VALUE ($)
------------------                                                -------------

VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)

HOME FURNISHINGS - 0.3%
                Juno Lighting, Inc.
                  First Lien Term Loan,
    2,594,091     5.71%, 11/21/10                                     2,626,517
                                                                  -------------

INDUSTRIAL EQUIPMENT - 1.4%
                Copperweld Corp.
    5,886,015     Term Loan, 7.60%, 12/17/11                          5,878,657
                Dresser, Inc.
      988,655     Term Loan C, 5.60%, 04/10/09                          999,363
                Penn Engineering &
                  Manufacturing Corp.
                  Second Lien Term Loan,
    1,000,000     9.09%, 05/25/12                                     1,005,000
                Terex Corp.
                  Incremental Term Loan,
      355,412     5.72%, 12/31/09                                       359,560
    3,535,682     Term Loan, 5.22%, 07/03/09                          3,576,908
                                                                  -------------
                                                                     11,819,488
                                                                  -------------

INSURANCE - 2.0%
                American Wholesale Insurance
                  Group, Inc.
                  Second Lien Term Loan,
    5,000,000     11.86%, 10/13/11                                    5,000,000
                Conseco, Inc.
    8,630,106     Term Loan, 6.60%, 06/22/10                          8,713,731
                Mitchell International, Inc.
                  Second Lien Term Loan,
    2,977,500     9.34%, 08/15/12                                     3,025,884
                                                                  -------------
                                                                     16,739,615
                                                                  -------------

LEISURE GOODS/ACTIVITIES/MOVIES - 6.7%
                AMF Bowling Worldwide, Inc.
    3,208,845     Term Loan B, 6.16%, 08/27/09                        3,229,895
                Amscan Holdings, Inc.
    1,985,000     Term Loan B, 5.65%, 04/30/12                        1,992,444
                Blockbuster Entertainment Corp.
                  Tranche B Term Loan,
    2,000,000     08/20/11 (b)                                        1,985,220
                  Tranche B Term Loan,
    8,750,000     5.85%, 08/20/11                                     8,685,338
                Cinemark USA, Inc.
    1,984,962     Term Loan, 5.43%, 03/31/11                          2,014,737
                CNL Hospitality Partners LP
                  Mezzanine A-3 Loan,
    5,000,000     5.71%, 09/09/06                                     5,012,500
    3,915,128     Term Loan, 5.59%, 10/13/06                          3,924,916
                Fender Musical Instruments Corp.
                  Second Lien Term Loan,
    1,000,000     09/30/12 (b)                                        1,000,000
                  Second Lien Term Loan,
    3,000,000     9.50%, 09/30/12                                     3,000,000
                Metro-Goldwyn-Mayer Holdings,
                Inc./LOC Acquisition Co.
                  Tranche B Term Loan,
    3,505,000     04/08/12 (b)                                        3,510,117
                  Tranche B Term Loan,
    6,000,000     5.38%, 04/08/12                                     6,008,760

     PAR/
COMMITMENT ($)                                                      VALUE ($)
---------------                                                   -------------

LEISURE GOODS/ACTIVITIES/MOVIES (CONTINUED)
                Movie Gallery, Inc.
    2,000,000     Term Loan B, 6.14%, 04/27/11                        2,020,000
                Oriental Trading Co., Inc.
                  Second Lien Term Loan,
    4,000,000     7.88%, 01/08/11                                     4,030,000
                Polaroid Corp.
                  Second Lien Term Loan,
    2,000,000     11.75%, 04/27/11 (c)                                2,000,000
                Regal Cinemas, Inc.
    2,879,774     Term Loan, 4.84%, 11/10/10                          2,901,373
                Six Flags Theme Parks, Inc.
    6,471,293     Term Loan B, 5.89%, 06/30/09                        6,519,827
                                                                  -------------
                                                                     57,835,127
                                                                  -------------

LODGING & CASINOS - 6.7%
                Ameristar Casinos, Inc.
                  Term Loan B1,
      663,580     5.06%, 12/20/06                                       671,464
                CNL Hotel Del Partners LP
                  First Mezzanine Loan,
    3,000,000     7.44%, 02/09/07                                     3,007,500
                Global Cash Access LLC
    4,072,115     Term Loan, 5.35%, 03/10/10                          4,120,492
                Green Valley Ranch Gaming LLC
    3,960,075     Term Loan B, 5.10%, 12/22/10                        3,989,776
                OpBiz LLC
   17,918,616     Term Loan A, 6.10%, 08/31/10                       17,907,506
       42,729     Term Loan B, 7.10%, 08/31/10                           42,747
                Penn National Gaming, Inc.
                  First Lien Term Loan,
    1,333,333     05/26/11 (b)                                        1,345,000
                Resorts International Ltd.
                  Second Lien Term Loan,
    8,000,000     8.85%, 04/26/13                                     7,993,280
    1,968,504     Term Loan B, 5.61%, 04/26/12                        1,982,047
                Trump Entertainment Resorts, Inc.
                  Delayed Draw Term Loan B,
      750,000     05/01/12 (b)                                          758,910
      750,000     Term Loan B-1, 05/01/12 (b)                           758,910
    1,000,000     Term Loan B-1, 5.59%, 05/20/12                      1,011,880
                  Term Loan B-2,
    1,000,000     1.00%, 05/20/12 (d)                                 1,011,880
                United Auburn Indian Community
    2,500,000     Term Loan, 01/22/09 (b)                             2,509,375
                Venetian Casino Resort LLC
                  Delayed Draw Term Loan B,
      256,410     06/15/11 (b)                                          258,174
    1,243,590     Term Loan B, 4.00%, 06/15/11                        1,253,688
                Wyndham International, Inc.
                  Credit Linked Certificate of Deposit,
      431,034     5.50%, 05/12/11                                       432,112
                  First Lien Term Loan,
    4,568,965     6.38%, 05/10/11                                     4,578,971

MAY 31, 2005                               HIGHLAND FLOATING RATE ADVANTAGE FUND

     PAR/
COMMITMENT ($)                                                      VALUE ($)
---------------                                                   -------------

VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)

LODGING & CASINOS (CONTINUED)
                Wynn Las Vegas LLC
                  Delayed Draw Term Loan,
    4,000,000     5.25%, 12/14/11                                     4,021,680
                                                                  -------------
                                                                     57,655,392
                                                                  -------------

NONFERROUS METALS/MINING - 2.1%
                CII Carbon LLC
    2,480,053     Term Loan, 5.34%, 06/25/08                          2,455,253
                J W Aluminum Co.
                  First Lien Term Loan,
      995,000     6.35%, 10/20/10                                     1,009,925
                Murray Energy Corp.
                  Tranche B Term Loan,
    4,738,125     6.10%, 01/28/10                                     4,749,970
                Trout Coal Holdings LLC
                  First Lien Term Loan,
    6,000,000     5.96%, 03/23/11                                     5,987,520
                  Second Lien Term Loan,
    4,000,000     8.50%, 03/23/12                                     4,047,520
                                                                  -------------
                                                                     18,250,188
                                                                  -------------

OIL/GAS - 8.4%
                ALON USA
    6,000,000     Term Loan, 10.00%, 01/15/09                         6,180,000
                ATP Oil & Gas Corp.
   10,000,000     Term Loan, 8.59%, 04/14/10                         10,100,000
                Basic Energy Services, Inc.
    4,947,447     Term Loan B, 6.06%, 10/03/09                        4,972,185
                Belden & Blake Corp.
    4,016,250     Term Loan, 5.76%, 07/07/11                          4,036,331
                Dynegy Holdings, Inc.
    1,980,013     Term Loan, 7.09%, 05/27/10                          1,997,595
                EL Paso Corp.
                  Deposit Accounts,
    2,500,000     2.77%, 11/23/09                                     2,508,850
    3,000,000     Term Loan, 11/23/09 (b)                             3,018,450
    5,472,000     Term Loan, 5.88%, 11/23/09                          5,505,653
                Getty Petroleum Marketing, Inc.
    2,841,283     Term Loan, 6.35%, 05/19/10                          2,905,212
                Hawkeye Renewables, LLC
    4,000,000     Term Loan, 6.01%, 01/31/12                          3,800,000
                Headwaters, Inc.
    1,383,352     Term Loan B, 5.44%, 04/30/11                        1,401,861
                Kerr-McGee Corp.
   11,500,000     Term Loan B, 05/15/11 (b)                          11,639,610
    4,000,000     Term Loan X, 05/03/07 (b)                           4,019,360
                Premcor Refining Group
                  Synthetic Tranche Facility,
    1,000,000     4.83%, 04/13/09                                     1,007,080
                Trident Exploration Corp.
                  Second Lien Term Loan,
    2,000,000     04/26/11 (b)                                        2,015,000
                  Second Lien Term Loan,
    3,000,000     10.09%, 04/26/11                                    3,022,500
                Western Refining Co. LP
    1,680,000     Term Loan, 6.62%, 08/28/08                          1,705,200

     PAR/
COMMITMENT ($)                                                      VALUE ($)
---------------                                                   -------------

OIL/GAS (CONTINUED)
                Williams Production RMT Co.
    1,842,305     Term Loan C, 5.59%, 05/30/07                        1,875,319
                                                                  -------------
                                                                     71,710,206
                                                                  -------------

PUBLISHING - 3.5%
                Adams Outdoor Advertising LP
                  First Lien Term Loan,
    1,901,762     5.15%, 10/15/11                                     1,925,153
    2,000,000     Term Loan, 10/18/12 (b)                             2,024,600
                American Lawyer Media, Inc.
                  First Lien Term Loan,
    4,750,000     5.58%, 03/05/10                                     4,738,125
                Dex Media East LLC
    2,749,986     Term Loan A, 4.72%, 11/08/08                        2,764,230
                Dex Media West LLC
    3,714,168     Term Loan A, 4.99%, 09/09/09                        3,736,824
                Herald Media, Inc.
                  First Lien Term Loan,
    1,985,000     5.56%, 07/22/11                                     2,007,331
                North American Membership
                  Group, Inc.
                  Second Lien Term Loan,
    3,000,000     12.50%, 11/18/11                                    2,970,000
                Relizon Co.
    1,300,533     Term Loan, 6.28%, 02/20/11                          1,307,035
                Transwestern Publishing Co.
                  First Lien Term Loan,
    4,308,750     5.46%, 02/25/11                                     4,324,261
                VISANT Corp.
    3,880,000     Tranche B, 5.19%, 12/06/11                          3,925,396
                                                                  -------------
                                                                     29,722,955
                                                                  -------------

REAL ESTATE INVESTMENT TRUST - 3.0%
                AIMCO Properties, LP
    2,000,000     Term Loan, 5.21%, 11/02/09                          2,016,240
                BioMed Realty LP
                  Senior Secured Term Loan,
    2,500,000     05/01/10 (b)                                        2,503,125
                Crescent Real Estate Equities, LP
    2,130,585     Term Loan, 5.33%, 01/12/06                          2,148,567
                General Growth Properties, Inc.
                  Tranche B Term Loan,
   14,955,152     5.34%, 11/12/08                                    15,074,195
                Maguire Properties, Inc., LP
    2,000,000     Term Loan B, 4.84%, 03/15/10                        2,011,260
                Trustreet Properties, Inc.
    2,000,000     Term Loan, 5.09%, 04/08/10                          2,016,240
                                                                  -------------
                                                                     25,769,627
                                                                  -------------

RETAILERS - 1.2%
                Dollarama
    2,992,500     Term Loan B, 5.44%, 11/18/11                        3,017,757
                Harbor Freight Tools USA
    2,992,481     Term Loan, 5.76%, 07/15/10                          3,003,703

MAY 31, 2005                               HIGHLAND FLOATING RATE ADVANTAGE FUND

     PAR/
COMMITMENT ($)                                                      VALUE ($)
---------------                                                   -------------

VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)

RETAILERS (CONTINUED)
                MAPCO Express, Inc./MAPCO
                  Family Centers, Inc.
    1,000,000     Term Loan, 7.75%, 04/28/11                          1,012,500
                Prestige Brands Holdings, Inc.
    2,965,038     Term Loan B, 5.38%, 04/06/11                        2,994,688
                                                                  -------------
                                                                     10,028,648
                                                                  -------------

STEEL - 0.3%
                The Techs Industries, Inc.
    2,850,000     Term Loan, 5.35%, 01/14/10                          2,857,125
                                                                  -------------

SURFACE TRANSPORT - 0.9%
                Quality Distribution, Inc.
                 PF Letters of Credit,
    1,000,000    4.98%, 11/13/09                                      1,005,000
    3,414,516     Term Loan, 6.09%, 11/13/09                          3,431,589
      979,798     Term Loan, 6.09%, 11/13/09 (e)                        984,697
                Transport Industries LP
    2,525,886     Term Loan B, 7.13%, 06/13/10                        2,538,516
                                                                  -------------
                                                                      7,959,802
                                                                  -------------

TELECOMMUNICATIONS/CELLULAR - 5.3%
                American Tower LP
    4,962,500     Term Loan B, 5.39%, 08/31/11                        4,993,863
                Consolidated Communications, Inc.
    9,900,000     Term Loan C, 5.68%, 10/14/11                       10,023,750
                Dobson Cellular Systems, Inc.
      625,000     Revolver, 0.63%, 10/23/08 (d)                         602,600
                MetroPCS, Inc.
                  First Lien Term Loan,
    4,000,000     05/27/11 (b)                                        4,030,000
                  Second Lien Term Loan,
    6,000,000     05/27/12 (b)                                        6,075,000
                Qwest Corp.
    5,000,000     Term Loan A, 7.39%, 06/30/07                        5,142,200
    7,000,000     Term Loan B, 6.95%, 06/30/10                        6,870,920
                Western Wireless Corp.
    7,955,000     Term Loan B, 6.12%, 05/31/11                        7,993,343
                                                                  -------------
                                                                     45,731,676
                                                                  -------------

TELECOMMUNICATIONS/COMBINATION - 3.6%
                Centennial Cellular Operating Co.
    4,428,863     Term Loan, 5.51%, 02/09/11                          4,480,061
                NTELOS, Inc.
                  First Lien Term Loan B,
    1,251,875     5.61%, 08/24/05                                     1,250,310
                  Second Lien Term Loan,
    1,500,000     8.07%, 02/24/12                                     1,479,375
                NTL, Inc.
                  Tranche B Term Loan
    5,000,000     6.41%, 04/14/12                                     5,039,100

     PAR/
COMMITMENT ($)                                                      VALUE ($)
---------------                                                   -------------

TELECOMMUNICATIONS/COMBINATION (CONTINUED)
                PanAmSat Corp.
                  Term Loan A-1,
      656,303     5.59%, 08/20/09                                       660,950
                  Term Loan A-2,
      305,538     5.59%, 08/20/09                                       307,701
    8,454,819     Term Loan B, 5.31%, 08/20/11                        8,555,009
                RCN Corp.
    3,990,000     Term Loan, 7.56%, 12/21/11                          4,006,199
                Woodlands Commercial Property Co.
    5,000,000     Bridge Loan, 5.34%, 08/30/05                        5,025,000
                                                                  -------------
                                                                     30,803,705
                                                                  -------------

TELECOMMUNICATIONS/WIRELESS - 6.0%
                CellNet Data Systems, Inc.
                  First Lien Term Loan B,
    2,000,000     6.19%, 04/26/12                                     1,995,000
                  Second Lien Term Loan,
    1,000,000     9.94%, 04/26/13                                       997,500
                Cricket Communications, Inc.
    5,000,000     Revolver, 0.75%, 01/10/10 (d)                       4,818,750
   14,962,500     Term Loan B, 5.59%, 01/10/11                       14,911,029
                FairPoint Communications, Inc.
                  Initial B Term Loan,
    5,000,000     5.17%, 02/08/12                                     5,035,600
                Inmarsat
    5,577,377     Term Loan B, 12/17/10 (b)                           5,615,526
                Maritime Telecommunications
                  Network, Inc.
                  First Lien Term Loan,
    2,000,000     6.09%, 03/29/11                                     2,005,000
                Nextel Partners Operating Corp.
                  Tranche D Term Loan,
    4,000,000     4.44%, 05/31/12                                     4,012,480
                SBA Senior Finance, Inc.
    1,985,000     Term Loan, 6.02%, 10/31/08                          2,020,571
                Telcordia Technologies, Inc.
    3,000,000     Term Loan, 6.07%, 09/15/12                          2,945,010
                WilTel Communications Group, Inc.
                  First Lien Term Loan,
    1,994,723     6.56%, 06/30/10                                     1,974,776
    5,976,212     Term Loan, 7.00%, 04/01/10                          5,139,542
                                                                  -------------
                                                                     51,470,784
                                                                  -------------

TELECOMMUNICATIONS/WIRELINE - 0.5%
                Valor Telecommunications
                  Enterprises LLC
                  Tranche B Term Loan,
    3,920,000     5.10%, 02/14/12                                     3,955,515
                                                                  -------------

UTILITIES - 7.2%
                Allegheny Energy, Inc.
    2,000,000     Term Advances, 03/08/11 (b)                         2,022,080
    2,496,053     Term Advances, 5.69%, 03/08/11                      2,523,609

MAY 31, 2005                               HIGHLAND FLOATING RATE ADVANTAGE FUND

     PAR/
COMMITMENT ($)                                                      VALUE ($)
---------------                                                   -------------

VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)

UTILITIES (CONTINUED)
                ANP Funding I, LLC
                  Tranche A Term Loan,
    2,000,000     6.06%, 07/29/10                                     1,987,500
                Calpine Construction Finance Co. LP
                  First Lien Term Loan,
    4,949,749     9.08%, 08/26/09                                     5,118,040
                Calpine Corp.
                  Second Lien Term Loan B,
    1,618,053     8.89%, 07/16/07                                     1,187,926
                CenterPoint Energy, Inc.
    1,750,000     Term Loan, 04/30/10 (b)
    4,987,500     Term Loan, 6.04%, 04/30/10
                Cogentrix Delaware Holdings, Inc.
    3,000,000     Term Loan, 4.88%, 04/15/12                          3,014,640
                Infrasource, Inc.
    3,248,352     Term Loan, 5.85%, 09/30/10                          3,288,956
                KGen, LLC
                  Tranche A Term Loan,
    2,000,000     5.64%, 08/05/11                                     1,960,000
                  Tranche B Term Loan,
    1,000,000     12.01%, 08/05/11                                      955,000
                Midwest Generations LLC
    2,000,000     Term Loan, 0.50%, 04/27/09 (d)                      1,967,500
    1,397,163     Term Loan, 5.29%, 04/27/11                          1,408,732
                Mirant Corp.
    5,000,000     Revolver, 07/17/05 (f)                              3,593,750
    2,000,000     Revolver, 07/17/05 (b) (f)                          1,437,500
    2,000,000     Revolver, 07/15/08 (b) (f)                          1,458,320
                NRG Energy, Inc.
                  Credit Linked Certificate of Deposit,
    1,750,000     4.87%, 12/24/07                                     1,767,500
    2,244,375     Term Loan, 5.25%, 12/24/11                          2,264,283
                Riverside Energy Center LLC
    4,626,288     Term Loan, 7.44%, 06/24/11                          4,741,945
                Rocky Mountain Energy Center LLC
                  Credit Linked Certificate of Deposit,
      361,073     4.35%, 06/24/11                                       368,295
    3,286,536     Term Loan, 7.44%, 06/24/11                          3,368,699
                Texas Genco LLC
                  Delayed Draw Term Loan,
      292,308     5.06%, 12/14/11                                       294,623
                  Initial Term Loan,
    7,023,423     5.01%, 12/14/11                                     7,089,303
                TNP Enterprises, Inc.
    2,947,500     Term Loan, 8.22%, 12/31/06                          2,951,184
                                                                  -------------
                                                                     61,531,410
                                                                  -------------

                TOTAL VARIABLE RATE SENIOR
                  LOAN NOTES
                  (COST $1,097,589,436)                           1,118,234,992
                                                                  -------------

     PAR/
COMMITMENT ($)                                                      VALUE ($)
---------------                                                   -------------

CORPORATE NOTES AND BONDS - 2.0%

CONTAINER/GLASS PRODUCTS - 0.3%
                Constar International, Inc.
                  Floating Rate Note,
    2,500,000     6.64%, 02/15/12 (g)                                 2,375,000
                                                                  -------------

FOOD/DRUG RETAIL - 0.5%
                Duane Reade, Inc.
                  Floating Rate Note,
    4,000,000     7.51%, 12/15/10 (g)                                 3,860,000
                                                                  -------------

FOREST PRODUCTS - 0.1%
                NewPage Corp.
                  Floating Rate Note,
    1,000,000     9.46%, 05/01/12 (g)                                   985,000
                                                                  -------------

HEALTH CARE - 0.2%
                Elan Finance
                  Floating Rate Note,
    2,000,000     7.27%, 11/15/11 (g)                                 1,740,000
                                                                  -------------

OIL & GAS - 0.5%
                Secunda International Ltd.
                  Floating Rate Note,
    4,500,000     11.14%, 09/01/12                                    4,275,000
                                                                  -------------

TELECOMMUNICATIONS/CELLULAR - 0.2%
                Dobson Cellular Systems, Inc.
                  Floating Rate Note,
    2,000,000     7.96%, 11/01/11 (g)                                 2,055,000
                                                                  -------------

UTILITIES - 0.2%
                Calpine Construction Finance Co. LP
                  Floating Rate Note,
    2,000,000     11.63%, 08/26/11 (g)                                2,110,000
                                                                  -------------

                TOTAL CORPORATE NOTES AND
                  BONDS
                  (COST $18,227,728)                                 17,400,000
                                                                  -------------

    SHARES
    ------

COMMON STOCKS (h) - 0.3%

BUSINESS EQUIPMENT & SERVICES - 0.0%
       40,800   NATG Holdings LLC (c)                                         0
                                                                  -------------

HEALTH CARE - 0.0%
        5,500   Sun Healthcare Group, Inc.                               38,500
                                                                  -------------

TELECOMMUNICATIONS/WIRELESS - 0.3%
       76,137   Leap Wireless International, Inc.                     2,048,085
                                                                  -------------

                TOTAL COMMON STOCKS
                  (COST $772,407)                                     2,086,585
                                                                  -------------

MAY 31, 2005                               HIGHLAND FLOATING RATE ADVANTAGE FUND


    SHARES                                                          VALUE ($)
    ------                                                        -------------

PREFERRED STOCK (c) - 0.0%

DIVERSIFIED MANUFACTURING - 0.0%
       14,382   Superior Essex, Inc., Series A                           14,382
                                                                  -------------
                TOTAL PREFERRED STOCK
                  (COST $14,382)                                         14,382
                                                                  -------------
UNFUNDED LOAN COMMITMENTS - (2.2)%                                  (18,525,140)
                                                                  -------------

TOTAL INVESTMENTS - 130.6%                                        1,119,210,819
                                                                  -------------
   (cost of $1,116,603,953) (i)

OTHER ASSETS & LIABILITIES, NET - (30.6)%                          (262,210,059)
                                                                  -------------

NET ASSETS - 100.0%                                                 857,000,760
                                                                  =============
______________________
      Notes to Investment Portfolio:

(a) Senior loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") and (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at May 31, 2005. Senior loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(b)   Unsettled loan. Interest rate cannot be determined at this time.

(c) Represents fair value as determined in good faith under the direction of the Board of Trustees.

(d) Unfunded commitment. As of May 31, 2005, the Portfolio had unfunded loan commitments of $18,525,140 which could be extended at the option of the Borrower, pursuant to the following loan agreements:

                                           UNFUNDED
                                             LOAN
BORROWER                                  COMMITMENT
--------                                 ------------
Celenese                                 $    958,035
Cricket Communications, Inc.                5,000,000
Dobson Cellular Systems, Inc.                 625,000
Federal-Mogul Corp.                           117,897
Interstate Bakeries Corp.                   7,500,000
Midwest Generations LLC                     2,000,000
NES Rentals Holdings, Inc.                    624,208
Select Medical Corp.                          700,000
Trump Entertainment Resorts, Inc.           1,000,000
                                         ------------
                                         $ 18,525,140
                                         ============

(e)   Loans held on participation.

(f) The issuer is in default of certain debt covenants. Income is not being accrued. As of May 31, 2005, the value of these securities amounted to $6,489,570, which represents 0.8% of net assets.

(g) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At May 31, 2005, these securities amounted to $13,125,000 or 1.5% of net assets. These securities have been determined by the investment adviser to be liquid securities.

(h)   Non-income producing security.

(i)   Cost for Federal income tax purposes is $1,117,034,201.

          Gross unrealized appreciation         $   9,068,254
          Gross unrealized depreciation            (6,891,636)
                                                -------------
          Net unrealized appreciation           $   2,176,618
                                                =============

DIP       Debtor in Possession

LC        Letter of Credit

S.A.R.L.  Software Architectural Representation Language

SECURITY VALUATION:

The value of the Fund's assets is based on the current market value of its investments. For securities with readily available market quotations, the Fund uses those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers. Securities without a sale price or bid and ask quotations on the valuation day will be priced by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund's net asset value), such securities are valued at their fair value, as determined in good faith in accordance with procedures approved by the Fund's Board of Trustees. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security.

For more information, see the most recent semi annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HIGHLAND FLOATING RATE ADVANTAGE FUND

By (Signature and Title)* /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                         James D. Dondero, Chief Executive Officer
                         (principal executive officer)

Date     JULY 27, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                         James D. Dondero, Chief Executive Officer
                         (principal executive officer)

Date     JULY 27, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                         M. Jason Blackburn,  Chief Financial Officer
                         (principal financial officer)

Date     JULY 27, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.